Investments in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Entity Joint Ventures
Details of each of the Company’s joint ventures at December 31, 2022 and 2023 are as follows:

		Proportion of ownership interest held by the Company
Name of joint venture	Principal activity	December 31, 2022	December 31, 2023
Spacegas Inc.	Ownership and operation of the vessel “Gas Defiance”	50.1%	50.1%
Financial Power Inc.	Ownership and operation of the vessel “Gas Shuriken”	50.1%	50.1%
Cannes View Inc	Ownership and operation of the vessel “Gas Haralambos”	50.1%	50.1%
Colorado Oil and Gas Inc.	Ownership and operation of the vessel “Eco Lucidity”	50.1%	50.1%
Frost Investments Corp. Inc.	Ownership and operation of the vessel “Eco Nebula” 1	50.1%	50.1%
MGC Agressive Holdings Inc.	Ownership and operation of the vessels “Eco Evoluzione”* 2 and “Eco Etheral” 3 and “Eco Sorcerer” 4	51.0%	51.0%

1	The vessel Eco Nebula was sold to an unrelated party on August 9, 2022
2	The vessel Eco Evoluzione was sold to an unrelated party on March 29, 2023
3	The vessel Gaschem Bremen was renamed Eco Ethereal on April 18, 2023
4	The vessel Eco Sorcerer was delivered to the fleet on October 6, 2023

Schedule of Equity Investment Activity
Below is a table of equity investment activity:

	Year Ended December 31,
	2022	2023
Beginning balance	$53,323,032	$46,632,720
Dividends received	(17,552,999)	(19,278,000)
Equity earnings	10,862,687	12,316,883

Investments in joint ventures	$46,632,720	$39,671,603